Net Profit Per Share - Summary of shares outstanding were excluded from the calculation of diluted net profit per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	34,069,011	66,708,248	204,753,909
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	23,964,024	20,141,606	3,622,413